Accounting policies and basis of preparation	6 Months Ended
Jun. 30, 2024
Disclosure Of Accounting Policies [Abstract]
Accounting policies and basis of preparation	Accounting policies and basis of preparation
The condensed consolidated financial information comprises the unaudited interim financial information for the six months to 30 June
2024. The condensed consolidated financial information has been prepared in accordance with IAS 34 Interim Financial Reporting as adopted for use in the UK and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and
Transparency Rules issued by the Financial Conduct Authority. The interim condensed consolidated financial information is unaudited.
This condensed consolidated financial information does not constitute statutory accounts within the meaning of Section 434 of the
Companies Act 2006 and should be read in conjunction with the Group’s Annual Report and Accounts and Form 20-F for the year ended
31 December 2023, including the audited financial statements for the year ended 31 December 2023, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and UK-
adopted international accounting standards. UK-adopted international accounting standards differ in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented.
The Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2023 represent the statutory accounts for that year and have been filed with the Registrar of Companies.
These condensed consolidated financial statements have been prepared under the historical cost convention, except in respect of certain financial instruments. They are prepared on a basis consistent with the IFRS accounting policies as set out in the Group’s Annual
Report and Form 20-F for the year ended 31 December 2023.
The preparation of these condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities at the date of these condensed consolidated financial statements. Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the condensed consolidated financial statements. Other than in respect of certain assumptions related to the assessment of the carrying value of goodwill and intangible assets, the key estimates and assumptions were the same as those that applied to the consolidated financial information for the year ended 31 December 2023, apart from updating the assumptions used to determine the carrying value of liabilities for retirement benefit schemes. As described on page 27 and 29, the Group has assessed whether there are any impairment triggers related to the carrying value of the significant investments of goodwill and intangibles. Other than as described on page 27 in relation to Camel Snus, no other impairment is required. In the future, actual experience may deviate from these estimates and assumptions, which could affect these condensed consolidated financial statements as the original estimates and assumptions are modified, as appropriate, in the period in which the circumstances change.
As discussed on page 17, after reviewing the Group’s forecast financial performance and financing arrangements, the Directors consider that the Group has adequate resources to continue operating for at least 12 months from the date of approval of this condensed consolidated financial information and that it is therefore appropriate to continue to adopt the going concern basis in preparing this Half-
Year Report.